Real estate properties development completed, under development and held for sale (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Real estate properties development completed	$ 12,308,999	$ 21,260,288	$ 3,158,358
Under development	2,371,357,809	1,419,463,247
Profit recognized	264,182,323	288,139,603
Less: progress billings (see Note 14)	(920,965,080)	(775,084,144)
Total real estate properties under development	1,714,575,052	932,518,706	722,819,462
Real estate properties held for sale	1,185,217	5,524,041	11,191,200
Total real estate properties development completed, under development and held for sale	1,728,069,268	959,303,035
Aggregate net book value of land use right pledged as collateral for bank loans	923,762,759	194,508,955
Use Rights [Member]
Real Estate Properties [Line Items]
Total real estate properties under development	1,274,725,570	815,651,828
Zhengzhou Xinyuan Splendid 1 A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	104,389
Zhengzhou Financial Square [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	437,926
Zhengzhou Yipin Xiangshan Phase I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	123,095
Zhengzhou Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,267,171	0
Under development	0	36,513,783
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	7,907,556	0
Under development	0	58,191,063
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	754,914	0
Hefei Wangjiang Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	286,128	287,165
Jinan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	778,376	555,797
Chengdu Xinyuan Splendid I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	507,026
Xuzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	606,597
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	314,854	18,638,293
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	0	32,746,317
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	95,433,442	246,411,869
Zhengzhou Yipin Xiangshan Phase II [Member]
Real Estate Properties [Line Items]
Under development	0	2,771,029
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	57,957,843	52,265,536
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	122,025,858	142,442,382
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	73,916,667	84,443,063
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	258,585,693	198,205,122
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	267,625,395	230,141,756
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	233,846,400	170,300,658
Xingyang Splendid Phase I [Member]
Real Estate Properties [Line Items]
Under development	44,991,390	44,212,884
Xingyang Splendid Phase II [Member]
Real Estate Properties [Line Items]
Under development	35,341,974	0
Xingyang Splendid Phase III [Member]
Real Estate Properties [Line Items]
Under development	22,910,650	0
Xingyang Splendid Phase IV [Member]
Real Estate Properties [Line Items]
Under development	6,441,922	0
Zhengzhou Xindo Park (Residential) [Member]
Real Estate Properties [Line Items]
Under development	66,471,564	26,882,515
Zhengzhou Xindo Park (Commercial) [Member]
Real Estate Properties [Line Items]
Under development	41,827,678	28,263,162
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	262,820,980	0
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	85,135,798	0
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	192,275,658	0
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	151,442,473	0
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	222,716,181	0
XIN Eco Marine Group Properties Sdn Bhd ("Malaysia Project") (Note 9) [Member]
Real Estate Properties [Line Items]
Under development	9,642,365	0
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	119,947,878	65,672,108
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate properties held for sale	588,000	588,000
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate properties held for sale	$ 597,217	$ 4,936,041